Relevant Events (Details) - CLP ($)		12 Months Ended
	Jul. 04, 2025	Dec. 31, 2024	Dec. 31, 2025	Jan. 17, 2025	Nov. 30, 2023
Relevant Events (Details) [Line Items]
Retained earnings (in Pesos)					$ 212,012,307,434
Corresponding dividend (in Pesos)			$ 9.85357420889
Dividend shares (in Shares)			101,017,081,114
Profits dividend percentage		82.40%
Banchile Asesoría Financiera S.A. [Member]
Relevant Events (Details) [Line Items]
Percentage of capital	100.00%
Non-adjusting events after reporting period [Member]
Relevant Events (Details) [Line Items]
Risk-weighted assets percentage				0.13%